Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 22.7	$ 68.8	$ 14.4
Fixed income securities - gross realizes (losses)	(3.6)	(1.8)	(7.3)
Net change in expected credit gains (losses)	(2.5)	0.4	0.0
Fixed income securities, trading - gross realized gains	12.2	18.2	34.3
Fixed income securities, trading, gross realizes (losses)	(2.0)	(3.8)	(2.6)
Privately-held investments net unrealized gains/(losses)	(23.4)	0.0	47.2
Catastrophe bonds	(0.8)	0.0	0.9
Total net realized and unrealized investment gains recorded in the statement of operations	8.8	71.1	86.2
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	(157.6)	108.5	164.9
Income tax expense	(0.3)	(0.5)	(13.6)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	(157.9)	108.0	151.3
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	2.0	0.5	0.1
Fixed income securities - gross realizes (losses)	(0.8)	(0.4)	(0.2)
Fixed income securities, trading - gross realized gains	0.1	0.2	0.0
Fixed income securities, trading, gross realizes (losses)	(0.3)	(0.3)	(0.3)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.6	0.0	0.2
Fixed income securities, trading, gross realizes (losses)	(13.8)	0.0	(0.2)
Privately-held investments net unrealized gains/(losses)	(18.1)	20.4	0.0
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.1	(0.4)	(0.1)
Chaspark
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.2	0.0	0.0
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	(0.3)	(0.2)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Crop Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	0.0	8.6	0.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Bene
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	$ 0.0	$ 1.8	$ 0.0